Schedule of Investments (unaudited) October 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(a)	10,006	$1,800,680
BWX Technologies, Inc.	15,218	863,469
Curtiss-Wright Corp.	6,420	819,706
HEICO Corp.	7,131	993,990
HEICO Corp., Class A	12,112	1,522,236
Hexcel Corp.(a)	12,810	726,839
Howmet Aerospace, Inc.	59,580	1,768,930
Huntington Ingalls Industries, Inc.	6,079	1,232,396
Mercury Systems, Inc.(a)	8,280	426,751
Spirit AeroSystems Holdings, Inc., Class A	15,691	647,881
Textron, Inc.	34,866	2,574,854
TransDigm Group, Inc.(a)	7,989	4,983,698
Virgin Galactic Holdings Inc.(a)(b)	27,358	512,963

		18,874,393

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	20,675	2,005,268
Expeditors International of Washington, Inc.	26,127	3,220,414
GXO Logistics, Inc.(a)	14,815	1,315,572

		6,541,254

Airlines(a) — 0.8%
Alaska Air Group, Inc.	18,918	998,870
American Airlines Group, Inc.	97,939	1,880,429
Copa Holdings SA, Class A	4,739	350,496
Delta Air Lines, Inc.	98,778	3,865,183
JetBlue Airways Corp.	50,593	709,820
Southwest Airlines Co.	91,309	4,317,090
United Airlines Holdings, Inc.	50,318	2,321,673

		14,443,561

Auto Components — 0.7%
Aptiv PLC(a)	41,738	7,216,083
BorgWarner, Inc.	36,541	1,646,903
Gentex Corp.	37,010	1,309,784
Lear Corp.	9,351	1,606,969
QuantumScape Corp.(a)(b)	31,481	911,060

		12,690,799

Automobiles — 0.1%
Harley-Davidson, Inc.	23,238	847,955
Thor Industries, Inc.	8,467	863,295

		1,711,250

Banks — 3.2%
Bank of Hawaii Corp.	5,933	501,339
Bank OZK	18,508	826,752
BOK Financial Corp.	4,776	483,188
Citizens Financial Group, Inc.	65,208	3,089,555
Comerica, Inc.	20,483	1,742,898
Commerce Bancshares, Inc.	16,584	1,169,338
Cullen/Frost Bankers, Inc.	8,860	1,147,370
East West Bancorp, Inc.	21,581	1,715,258
Fifth Third Bancorp	106,589	4,639,819
First Citizens BancShares, Inc., Class A	948	771,577
First Hawaiian, Inc.	21,379	589,847
First Horizon Corp.	84,282	1,430,266
First Republic Bank	27,528	5,955,132
FNB Corp.	49,951	581,929
Huntington Bancshares, Inc.	227,164	3,575,561
KeyCorp.	148,036	3,444,798
M&T Bank Corp.	19,896	2,927,100
PacWest Bancorp	17,739	842,070

Security	Shares	Value

Banks (continued)
People’s United Financial, Inc.	66,960	$1,147,694
Pinnacle Financial Partners, Inc.	11,637	1,123,785
Popular, Inc.	12,378	1,008,064
Prosperity Bancshares, Inc.	14,226	1,071,360
Regions Financial Corp.	148,586	3,518,516
Signature Bank	9,078	2,703,610
Sterling Bancorp	29,158	742,071
SVB Financial Group(a)	8,749	6,276,533
Synovus Financial Corp.	21,871	1,018,970
Umpqua Holdings Corp.	33,306	681,108
Webster Financial Corp.	14,548	814,106
Western Alliance Bancorp	15,686	1,820,988
Wintrust Financial Corp.	9,180	812,430
Zions Bancorp NA	24,785	1,561,207

		59,734,239

Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)	1,424	701,291
Brown-Forman Corp., Class A	6,869	439,822
Brown-Forman Corp., Class B	28,457	1,931,946
Molson Coors Beverage Co., Class B	27,984	1,233,815

		4,306,874

Biotechnology(a) — 1.6%
Acceleron Pharma, Inc.	8,140	1,417,825
Alnylam Pharmaceuticals, Inc.	18,166	2,898,567
BioMarin Pharmaceutical, Inc.	28,415	2,251,320
CureVac NV	8,713	349,130
Exact Sciences Corp.	26,068	2,482,195
Exelixis, Inc.	48,520	1,043,665
Horizon Therapeutics PLC	33,734	4,045,044
Incyte Corp.	28,661	1,919,714
Ionis Pharmaceuticals, Inc.	20,852	664,553
Iovance Biotherapeutics, Inc.	22,605	549,528
Mirati Therapeutics, Inc.	6,099	1,152,833
Natera, Inc.	13,044	1,494,451
Neurocrine Biosciences, Inc.	14,357	1,513,371
Novavax, Inc.	11,421	1,699,787
Sage Therapeutics, Inc.	7,702	310,853
Sarepta Therapeutics, Inc.	11,921	943,309
Seagen, Inc.	20,420	3,600,659
Ultragenyx Pharmaceutical, Inc.	9,598	805,464
United Therapeutics Corp.	6,793	1,295,833

		30,438,101

Building Products — 1.8%
A O Smith Corp.	20,722	1,514,157
Advanced Drainage Systems, Inc.	9,254	1,043,851
Allegion plc	14,031	1,800,177
Armstrong World Industries, Inc.	7,281	769,238
AZEK Co., Inc.(a)	17,467	640,864
Builders FirstSource, Inc.(a)	31,459	1,833,116
Carlisle Cos., Inc.	7,859	1,751,928
Carrier Global Corp.	134,416	7,020,548
Fortune Brands Home & Security, Inc.	21,571	2,187,299
Lennox International, Inc.	5,207	1,558,351
Masco Corp.	37,712	2,472,022
Owens Corning	15,999	1,494,467
Trane Technologies PLC	36,907	6,677,583
Trex Co., Inc.(a)	17,635	1,876,364

		32,639,965

Capital Markets — 3.9%
Affiliated Managers Group, Inc.	6,435	1,080,308
Ameriprise Financial, Inc.	17,599	5,317,186

1

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Apollo Global Management, Inc.	28,085	$2,161,141
Ares Management Corp., Class A	21,146	1,791,912
Carlyle Group, Inc.	25,092	1,408,916
Cboe Global Markets, Inc.	16,585	2,188,225
Evercore, Inc., Class A	5,925	899,652
FactSet Research Systems, Inc.	5,868	2,604,747
Franklin Resources, Inc.	44,563	1,403,289
Interactive Brokers Group, Inc., Class A	12,657	896,748
Invesco Ltd.	51,256	1,302,415
Janus Henderson Group PLC	22,951	1,067,221
Jefferies Financial Group, Inc.	33,222	1,428,546
KKR & Co., Inc.	86,156	6,864,049
Lazard Ltd., Class A	15,385	753,711
LPL Financial Holdings, Inc.	12,151	1,993,007
MarketAxess Holdings, Inc.	5,711	2,333,914
Morningstar, Inc.	3,673	1,163,423
MSCI, Inc.	12,396	8,241,852
Nasdaq, Inc.	17,810	3,737,785
Northern Trust Corp.	31,753	3,906,889
Raymond James Financial, Inc.	28,616	2,821,251
SEI Investments Co.	17,006	1,072,058
State Street Corp.	56,480	5,566,104
Stifel Financial Corp.	15,885	1,157,540
T. Rowe Price Group, Inc.	34,826	7,553,063
Tradeweb Markets, Inc., Class A	16,107	1,435,134
Virtu Financial, Inc., Class A	13,809	343,568

		72,493,654

Chemicals — 2.5%
Albemarle Corp.	17,956	4,497,439
Ashland Global Holdings, Inc.	8,300	796,883
Axalta Coating Systems Ltd.(a)	31,790	991,530
Celanese Corp.	17,177	2,774,257
CF Industries Holdings, Inc.	32,718	1,858,382
Chemours Co.	26,415	740,148
Corteva, Inc.	114,094	4,923,156
Diversey Holdings Ltd.(a)	7,589	132,049
Eastman Chemical Co.	21,142	2,199,402
Element Solutions, Inc.	36,933	838,749
FMC Corp.	20,126	1,831,667
Huntsman Corp.	32,509	1,059,143
International Flavors & Fragrances, Inc.	38,615	5,693,782
LyondellBasell Industries NV, Class A	40,629	3,771,184
Mosaic Co.	53,643	2,229,940
NewMarket Corp.	1,062	361,091
Olin Corp.	21,496	1,224,842
PPG Industries, Inc.	36,682	5,890,029
RPM International, Inc.	19,477	1,698,394
Scotts Miracle-Gro Co.	6,377	946,730
Valvoline, Inc.	27,415	931,013
Westlake Chemical Corp.	5,077	494,195

		45,884,005

Commercial Services & Supplies — 1.1%
ADT, Inc.	22,643	189,069
Cintas Corp.	13,507	5,849,882
Clean Harbors, Inc.(a)	7,748	871,960
Copart, Inc.(a)	32,310	5,017,420
Driven Brands Holdings, Inc.(a)	9,176	297,945
IAA, Inc.(a)	21,187	1,263,804
MSA Safety, Inc.	5,440	832,483

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	32,476	$4,371,270
Rollins, Inc.	34,657	1,220,966
Stericycle, Inc.(a)	14,252	953,744

		20,868,543

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	9,306	3,812,575
Ciena Corp.(a)	23,971	1,301,386
CommScope Holding Co., Inc.(a)	32,992	353,344
F5 Networks, Inc.(a)	9,334	1,970,874
Juniper Networks, Inc.	49,541	1,462,450
Lumentum Holdings, Inc.(a)	12,006	991,455
Motorola Solutions, Inc.	25,714	6,392,243
Ubiquiti, Inc.	971	296,670
ViaSat, Inc.(a)	10,869	648,771

		17,229,768

Construction & Engineering — 0.3%
AECOM(a)	21,233	1,451,700
MasTec, Inc.(a)	8,289	738,799
Quanta Services, Inc.	21,490	2,606,307
Valmont Industries, Inc.	3,153	753,441

		5,550,247

Construction Materials — 0.5%
Eagle Materials, Inc.	6,219	922,651
Martin Marietta Materials, Inc.	9,620	3,779,121
Vulcan Materials Co.	20,436	3,885,292

		8,587,064

Consumer Finance — 0.9%
Ally Financial, Inc.	56,150	2,680,601
Credit Acceptance Corp.(a)(b)	1,324	792,030
Discover Financial Services	46,258	5,241,957
OneMain Holdings, Inc.	15,790	833,870
Santander Consumer USA Holdings, Inc.	8,919	371,922
SLM Corp.	46,647	855,973
Synchrony Financial	88,034	4,089,179
Upstart Holdings Inc(a)	6,901	2,222,398

		17,087,930

Containers & Packaging — 1.4%
Amcor PLC	236,323	2,852,419
AptarGroup, Inc.	10,426	1,259,252
Ardagh Group SA(a)	2,789	69,028
Avery Dennison Corp.	12,819	2,790,953
Ball Corp.	49,684	4,545,092
Berry Global Group, Inc.(a)	21,068	1,380,797
Crown Holdings, Inc.	19,744	2,053,178
Graphic Packaging Holding Co.	43,515	867,254
International Paper Co.	59,561	2,958,395
Packaging Corp. of America	14,257	1,958,484
Sealed Air Corp.	23,433	1,390,046
Silgan Holdings, Inc.	13,001	522,640
Sonoco Products Co.	14,989	868,612
Westrock Co.	40,607	1,953,197

		25,469,347

Distributors — 0.4%
Genuine Parts Co.	21,667	2,840,760

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
LKQ Corp.(a)	41,517	$2,286,756
Pool Corp.	5,972	3,076,536

		8,204,052

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)	9,345	1,551,270
Chegg, Inc.(a)(b)	22,018	1,308,750
frontdoor, Inc.(a)	13,908	518,490
Grand Canyon Education, Inc.(a)	6,547	521,796
H&R Block, Inc.	27,824	641,900
Mister Car Wash, Inc.(a)	6,285	115,267
Service Corp. International	25,094	1,718,688
Terminix Global Holdings, Inc.(a)	18,673	755,883

		7,132,044

Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	56,516	1,893,286
Voya Financial, Inc.	17,249	1,203,463

		3,096,749

Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.	171,542	2,034,488

Electric Utilities — 2.0%
Alliant Energy Corp.	38,920	2,201,704
Avangrid, Inc.	9,436	497,277
Edison International	57,829	3,639,179
Entergy Corp.	31,002	3,193,826
Evergy, Inc.	35,572	2,267,715
Eversource Energy	53,059	4,504,709
FirstEnergy Corp.	84,453	3,253,974
Hawaiian Electric Industries, Inc.	16,144	654,801
IDACORP, Inc.	7,694	802,638
NRG Energy, Inc.	37,809	1,508,201
OGE Energy Corp.	31,510	1,073,546
PG&E Corp.(a)	234,955	2,725,478
Pinnacle West Capital Corp.	17,286	1,114,774
PPL Corp.	119,251	3,434,429
Xcel Energy, Inc.	82,668	5,339,526

		36,211,777

Electrical Equipment — 1.5%
Acuity Brands, Inc.	5,379	1,105,008
AMETEK, Inc.	35,636	4,718,206
ChargePoint Holdings, Inc.(a)	16,029	397,199
Generac Holdings, Inc.(a)	9,478	4,725,352
Hubbell, Inc.	8,271	1,648,989
nVent Electric PLC	26,577	942,155
Plug Power, Inc.(a)	78,315	2,997,115
Regal Rexnord Corp.	10,416	1,586,669
Rockwell Automation, Inc.	17,994	5,747,284
Sensata Technologies Holding PLC(a)	24,106	1,328,241
Shoals Technologies Group, Inc., Class A(a)	15,257	472,814
Sunrun, Inc.(a)	30,465	1,757,221
Vertiv Holdings Co.	43,455	1,115,924

		28,542,177

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	90,273	6,930,258
Arrow Electronics, Inc.(a)	10,853	1,256,235
Avnet, Inc.	14,877	566,962
CDW Corp.	21,288	3,973,405
Cognex Corp.	26,584	2,328,493
Coherent, Inc.(a)	3,890	989,616
Corning, Inc.	117,621	4,183,779

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.(a)	5,577	$886,799
Jabil, Inc.	22,216	1,332,071
Keysight Technologies, Inc.(a)	28,655	5,158,473
Littelfuse, Inc.	3,574	1,052,722
National Instruments Corp.	20,893	887,326
SYNNEX Corp.	6,339	665,595
Teledyne Technologies, Inc.(a)	7,139	3,206,982
Trimble, Inc.(a)(b)	38,842	3,393,625
Vontier Corp.	25,139	850,452
Zebra Technologies Corp., Class A(a)	8,228	4,393,341

		42,056,134

Energy Equipment & Services — 0.4%
Baker Hughes Co.	114,383	2,868,726
Halliburton Co.	135,841	3,394,666
NOV, Inc.(a)	61,837	866,955

		7,130,347

Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,867	201,664
Liberty Media Corp.-Liberty Formula One, Class C(a)	30,901	1,724,276
Live Nation Entertainment, Inc.(a)	20,512	2,074,789
Madison Square Garden Sports Corp.(a)	2,832	536,692
Playtika Holding Corp.(a)	15,896	449,539
Roku, Inc.(a)	18,010	5,491,249
Skillz, Inc.(a)(b)	48,329	540,318
Spotify Technology SA(a)	21,122	6,112,707
Take-Two Interactive Software, Inc.(a)	17,801	3,221,981
World Wrestling Entertainment, Inc., Class A	6,782	414,312
Zynga, Inc., Class A(a)	152,705	1,126,963

		21,894,490

Equity Real Estate Investment Trusts (REITs) — 7.0%
Alexandria Real Estate Equities, Inc.	23,881	4,875,067
American Campus Communities, Inc.	20,914	1,123,500
American Homes 4 Rent, Class A	43,573	1,769,064
Americold Realty Trust	39,944	1,177,150
Apartment Income REIT Corp.	24,376	1,306,797
AvalonBay Communities, Inc.	21,546	5,099,507
Boston Properties, Inc.	24,209	2,751,111
Brixmor Property Group, Inc.	46,688	1,094,367
Camden Property Trust	14,889	2,428,396
CoreSite Realty Corp.	6,720	957,331
Cousins Properties, Inc.	23,253	921,051
CubeSmart	31,214	1,717,082
CyrusOne, Inc.	19,477	1,597,504
Douglas Emmett, Inc.	25,523	834,092
Duke Realty Corp.	57,943	3,258,714
EPR Properties	11,336	569,181
Equity LifeStyle Properties, Inc.	27,039	2,285,066
Equity Residential	56,966	4,921,862
Essex Property Trust, Inc.	10,044	3,414,257
Extra Space Storage, Inc.	20,267	4,000,098
Federal Realty Investment Trust	11,857	1,426,990
First Industrial Realty Trust, Inc.	20,230	1,177,993
Gaming and Leisure Properties, Inc.	33,699	1,634,064
Healthcare Trust of America, Inc., Class A	33,230	1,109,550
Healthpeak Properties, Inc.	83,527	2,966,044
Highwoods Properties, Inc.	15,437	692,195
Host Hotels & Resorts, Inc.(a)	109,768	1,847,395
Hudson Pacific Properties, Inc.	22,892	589,469
Invitation Homes, Inc.	89,008	3,671,580
Iron Mountain, Inc.	44,700	2,040,108
JBG SMITH Properties	18,580	536,219

3

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	18,342	$1,235,884
Kimco Realty Corp.	90,720	2,050,272
Lamar Advertising Co., Class A	13,394	1,516,201
Life Storage, Inc.	12,013	1,607,460
Medical Properties Trust, Inc.	90,723	1,935,122
Mid-America Apartment Communities, Inc.	17,663	3,606,961
National Retail Properties, Inc.	27,203	1,233,928
Omega Healthcare Investors, Inc.	37,270	1,094,247
Park Hotels & Resorts, Inc.(a)	37,917	702,602
Rayonier, Inc.	21,641	807,859
Realty Income Corp.	60,421	4,315,872
Regency Centers Corp.	25,775	1,814,818
Rexford Industrial Realty, Inc.	21,430	1,440,096
SBA Communications Corp.	16,782	5,795,328
Simon Property Group, Inc.	50,420	7,390,564
SL Green Realty Corp.	10,534	738,117
Spirit Realty Capital, Inc.	18,224	891,700
STORE Capital Corp.	37,493	1,287,135
Sun Communities, Inc.	17,533	3,436,117
UDR, Inc.	45,873	2,547,328
Ventas, Inc.	60,701	3,239,612
VEREIT, Inc.	35,019	1,761,456
VICI Properties, Inc.	89,858	2,637,332
Vornado Realty Trust	27,110	1,155,699
Welltower, Inc.	65,358	5,254,783
Weyerhaeuser Co.	115,811	4,136,769
WP Carey, Inc.	28,076	2,164,940

		129,591,006

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc., Class A.	23,345	722,528
Casey’s General Stores, Inc.	5,843	1,119,168
Grocery Outlet Holding Corp.(a)	12,929	286,894
Kroger Co.	114,879	4,597,458
US Foods Holding Corp.(a)	34,465	1,194,902

		7,920,950

Food Products — 2.0%
Archer-Daniels-Midland Co.	86,072	5,529,265
Beyond Meat, Inc.(a)(b)	8,876	878,546
Bunge Ltd.	20,904	1,936,547
Campbell Soup Co.	30,020	1,199,299
Conagra Brands, Inc.	72,404	2,331,409
Darling Ingredients, Inc.(a)	24,661	2,084,348
Flowers Foods, Inc.	27,628	683,793
Freshpet, Inc.(a)	6,361	991,743
Hain Celestial Group, Inc.(a)	12,622	566,349
Hershey Co.	22,617	3,965,891
Hormel Foods Corp.	44,231	1,871,856
Ingredion, Inc.	10,669	1,016,009
J.M. Smucker Co.	16,134	1,982,223
Kellogg Co.	38,906	2,384,938
Lamb Weston Holdings, Inc.	22,282	1,257,819
McCormick & Co., Inc.	38,666	3,102,173
Pilgrim’s Pride Corp.(a)	7,712	217,170
Post Holdings, Inc.(a)(b)	9,079	921,337
Seaboard Corp.	39	150,151
Tyson Foods, Inc., Class A	44,508	3,559,305

		36,630,171

Security	Shares	Value

Gas Utilities — 0.2%
Atmos Energy Corp.	20,098	$1,851,428
National Fuel Gas Co.	13,311	764,451
UGI Corp.	32,479	1,409,913

		4,025,792

Health Care Equipment & Supplies — 3.2%
ABIOMED, Inc.(a)	6,886	2,286,427
Cooper Cos., Inc.	7,526	3,137,740
DENTSPLY SIRONA, Inc.	33,958	1,942,737
DexCom, Inc.(a)	14,901	9,286,452
Envista Holdings Corp.(a)	24,079	941,489
Figs, Inc.(a)	5,848	196,551
Globus Medical, Inc., Class A(a)	12,005	926,426
Hill-Rom Holdings, Inc.	10,377	1,607,397
Hologic, Inc.(a)	38,405	2,815,471
ICU Medical, Inc.(a)	3,184	745,470
IDEXX Laboratories, Inc.(a)	13,081	8,713,777
Insulet Corp.(a)	10,141	3,143,913
Integra LifeSciences Holdings Corp.(a)(b)	10,717	712,252
Masimo Corp.(a)	7,749	2,197,152
Novocure Ltd.(a)	15,974	1,638,453
Penumbra, Inc.(a)	5,135	1,420,084
Quidel Corp.(a)	5,610	744,840
ResMed, Inc.	22,265	5,853,691
STERIS PLC	13,060	3,052,644
Tandem Diabetes Care, Inc.(a)	9,549	1,301,815
Teleflex, Inc.	7,242	2,584,960
Zimmer Biomet Holdings, Inc.	32,267	4,618,053

		59,867,794

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)(b)	13,909	862,358
Agilon Health, Inc.(a)	10,416	255,192
Amedisys, Inc.(a)	4,941	836,709
AmerisourceBergen Corp.	22,748	2,775,711
Cardinal Health, Inc.	44,893	2,146,334
Chemed Corp.	2,334	1,125,572
DaVita, Inc.(a)	10,796	1,114,579
Encompass Health Corp.	14,853	944,057
Guardant Health, Inc.(a)	13,713	1,601,541
Henry Schein, Inc.(a)	21,506	1,641,983
Laboratory Corp. of America Holdings(a)	14,942	4,288,653
McKesson Corp.	23,974	4,983,715
Molina Healthcare, Inc.(a)	8,769	2,593,169
Oak Street Health, Inc.(a)(b)	15,006	708,733
Premier, Inc., Class A	19,490	759,136
Quest Diagnostics, Inc.	18,663	2,739,355
Signify Health, Inc., Class A(a)	9,646	155,011
Universal Health Services, Inc., Class B	11,290	1,401,089

		30,932,897

Health Care Technology — 0.8%
Cerner Corp.	45,266	3,362,811
Certara, Inc.(a)	12,690	524,224
Change Healthcare, Inc.(a)	39,522	850,909
Teladoc Health, Inc.(a)	23,127	3,459,568
Veeva Systems, Inc., Class A(a)	21,196	6,719,344

		14,916,856

Hotels, Restaurants & Leisure — 3.5%
Aramark	36,017	1,313,900
Boyd Gaming Corp.(a)	12,913	823,591

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(a)	31,668	$3,466,379
Carnival Corp.(a)	132,257	2,930,815
Chipotle Mexican Grill, Inc.(a)	4,338	7,717,432
Choice Hotels International, Inc.	5,236	736,286
Churchill Downs, Inc.	5,702	1,311,460
Darden Restaurants, Inc.	20,115	2,899,376
Domino’s Pizza, Inc.	5,620	2,748,011
DraftKings, Inc., Class A(a)(b)	46,712	2,176,312
Expedia Group, Inc.(a)	22,508	3,700,540
Hilton Worldwide Holdings, Inc.(a)	42,350	6,096,283
Hyatt Hotels Corp., Class A(a)	7,315	623,238
Marriott Vacations Worldwide Corp.	6,477	1,018,314
MGM Resorts International	61,362	2,893,832
Norwegian Cruise Line Holdings Ltd.(a)(b)	56,608	1,455,958
Penn National Gaming, Inc.(a)	23,807	1,704,581
Planet Fitness, Inc., Class A(a)	13,020	1,035,741
Royal Caribbean Cruises Ltd.(a)	33,956	2,866,905
Six Flags Entertainment Corp.(a)	12,734	523,750
Travel + Leisure Co.	13,632	740,763
Vail Resorts, Inc.	6,244	2,152,369
Wendy’s Co.	27,443	611,979
Wyndham Hotels & Resorts, Inc.	14,486	1,223,633
Wynn Resorts Ltd.(a)	16,109	1,446,588
Yum China Holdings, Inc.	65,048	3,712,940
Yum! Brands, Inc.	46,187	5,770,604

		63,701,580

Household Durables — 1.4%
D.R. Horton, Inc.	51,409	4,589,281
Garmin Ltd.	23,396	3,359,666
Leggett & Platt, Inc.	20,733	971,341
Lennar Corp., B Shares	2,994	245,747
Lennar Corp., Class A	41,950	4,192,063
Mohawk Industries, Inc.(a)	8,641	1,531,272
Newell Brands, Inc.	58,163	1,331,351
NVR, Inc.(a)	495	2,422,926
PulteGroup, Inc.	39,833	1,915,171
Tempur Sealy International, Inc.	28,213	1,254,632
Toll Brothers, Inc.	17,762	1,068,740
TopBuild Corp.(a)	5,151	1,323,652
Whirlpool Corp.	9,318	1,964,514

		26,170,356

Household Products — 0.4%
Church & Dwight Co., Inc.	38,118	3,329,989
Clorox Co.	18,991	3,095,723
Reynolds Consumer Products Inc.	7,286	196,576
Spectrum Brands Holdings, Inc.	6,291	589,781

		7,212,069

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	102,687	2,580,524
Brookfield Renewable Corp., Class A	18,851	780,620
Vistra Corp.	73,379	1,437,495

		4,798,639

Insurance — 3.6%
Aflac, Inc.	102,448	5,498,384
Alleghany Corp.(a)	2,076	1,352,265
American Financial Group, Inc.	10,435	1,419,577
Arch Capital Group Ltd.(a)	59,108	2,471,897
Arthur J. Gallagher & Co.	31,493	5,280,431
Assurant, Inc.	8,871	1,430,981
Assured Guaranty Ltd.	11,267	626,220

Security	Shares	Value

Insurance (continued)
Athene Holding Ltd., Class A(a)	17,883	$1,556,000
Axis Capital Holdings Ltd.	11,350	590,995
Brighthouse Financial, Inc.(a)	12,125	609,039
Brown & Brown, Inc.	36,486	2,302,632
Cincinnati Financial Corp.	23,003	2,793,484
CNA Financial Corp.	4,144	185,900
Erie Indemnity Co., Class A	3,768	775,492
Everest Re Group Ltd.	6,076	1,588,874
Fidelity National Financial, Inc.	42,017	2,013,035
First American Financial Corp.	16,325	1,194,011
Globe Life, Inc.	15,570	1,386,041
GoHealth, Inc., Class A(a)	5,606	30,272
Hanover Insurance Group, Inc.	5,462	688,212
Hartford Financial Services Group, Inc.	53,800	3,923,634
Kemper Corp.	9,286	589,475
Lemonade, Inc.(a)(b)	6,384	396,829
Lincoln National Corp.	28,882	2,083,836
Loews Corp.	33,673	1,888,045
Markel Corp.(a)	2,081	2,732,624
Mercury General Corp.	4,206	229,185
Old Republic International Corp.	42,689	1,102,657
Primerica, Inc.	6,247	1,050,995
Principal Financial Group, Inc.	41,276	2,769,207
Prudential Financial, Inc.	59,728	6,573,066
Reinsurance Group of America, Inc.	10,693	1,262,630
RenaissanceRe Holdings Ltd.	7,134	1,011,601
Unum Group	30,603	779,458
W.R. Berkley Corp.	21,103	1,679,799
White Mountains Insurance Group Ltd.	460	485,295
Willis Towers Watson PLC	19,853	4,809,985

		67,162,063

Interactive Media & Services(a) — 1.1%
IAC/InterActiveCorp.	11,754	1,790,957
Match Group, Inc.(b)	42,712	6,440,116
Pinterest, Inc., Class A	85,025	3,795,516
TripAdvisor, Inc.	15,165	499,990
Twitter, Inc.	120,578	6,455,746
Vimeo, Inc.	22,003	742,161

		19,724,486

Internet & Direct Marketing Retail — 0.7%
DoorDash, Inc., Class A(a)	22,318	4,347,546
Etsy, Inc.(a)	19,573	4,906,755
Qurate Retail, Inc., Series A	58,450	610,218
Wayfair, Inc., Class A(a)(b)	11,678	2,908,990

		12,773,509

IT Services — 3.6%
Akamai Technologies, Inc.(a)	24,615	2,595,898
Alliance Data Systems Corp.	7,563	644,746
Amdocs Ltd.	19,797	1,540,998
Broadridge Financial Solutions, Inc.	17,987	3,209,061
Cloudflare, Inc., Class A(a)	40,009	7,790,552
Concentrix Corp.	6,545	1,162,916
DXC Technology Co.(a)	38,123	1,241,666
EPAM Systems, Inc.(a)	8,317	5,599,337
Euronet Worldwide, Inc.(a)	7,939	890,676
Fastly, Inc., Class A(a)(b)	15,657	792,401
FleetCor Technologies, Inc.(a)	12,640	3,127,262
Gartner, Inc.(a)	12,623	4,189,700
Genpact Ltd.	28,139	1,388,660
Globant SA(a)	6,186	1,974,509
GoDaddy, Inc., Class A(a)	26,266	1,816,819

5

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates, Inc.	11,504	$1,915,186
MongoDB, Inc.(a)	9,599	5,003,863
Okta, Inc.(a)	19,196	4,744,867
Paychex, Inc.	49,927	6,155,001
Paysafe Ltd.(a)(b)	63,710	496,938
Sabre Corp.(a)	47,785	496,008
Shift4 Payments, Inc., Class A(a)(b)	7,021	443,236
SolarWinds Corp.	5,165	83,157
StoneCo Ltd., Class A(a)	33,247	1,125,743
Switch, Inc., Class A	18,942	478,854
VeriSign, Inc.(a)	15,241	3,393,713
Western Union Co.	62,608	1,140,718
WEX, Inc.(a)	6,886	1,030,834
Wix.com Ltd.(a)	8,308	1,544,956

		66,018,275

Leisure Products — 0.6%
Brunswick Corp.	11,847	1,102,837
Hasbro, Inc.	20,032	1,918,264
Hayward Holdings, Inc.(a)	5,677	131,650
Mattel, Inc.(a)	54,446	1,187,467
Peloton Interactive, Inc., Class A(a)	40,806	3,731,301
Polaris, Inc.	8,897	1,022,710
YETI Holdings, Inc.(a)	13,198	1,297,760

		10,391,989

Life Sciences Tools & Services — 3.1%
10X Genomics, Inc., Class A(a)	13,048	2,104,251
Adaptive Biotechnologies Corp.(a)	17,530	585,677
Agilent Technologies, Inc.	47,033	7,407,227
Avantor, Inc.(a)	89,633	3,619,381
Bio-Rad Laboratories, Inc., Class A(a)	3,296	2,619,265
Bio-Techne Corp.	5,937	3,108,910
Bruker Corp.	16,093	1,292,268
Charles River Laboratories International, Inc.(a)	7,704	3,456,631
IQVIA Holdings, Inc.(a)	29,482	7,707,184
Maravai LifeSciences Holdings, Inc., Class A(a)	15,544	657,356
Mettler-Toledo International, Inc.(a)	3,548	5,254,162
PerkinElmer, Inc.	17,187	3,040,208
PPD, Inc.(a)	24,804	1,170,005
QIAGEN NV(a)	34,577	1,928,013
Repligen Corp.(a)	8,344	2,423,932
Sotera Health Co.(a)	15,208	375,638
Syneos Health, Inc.(a)	15,655	1,461,238
Waters Corp.(a)	9,451	3,473,715
West Pharmaceutical Services, Inc.	11,359	4,883,007

		56,568,068

Machinery — 3.6%
AGCO Corp.	9,676	1,182,504
Allison Transmission Holdings, Inc.	15,431	514,778
Colfax Corp.(a)	17,830	920,385
Crane Co.	7,427	767,060
Cummins, Inc.	22,195	5,323,249
Donaldson Co., Inc.	19,119	1,147,331
Dover Corp.	22,179	3,750,025
Flowserve Corp.	20,924	703,465
Fortive Corp.	50,496	3,823,052
Gates Industrial Corp. PLC(a)	14,586	239,794
Graco, Inc.	26,206	1,970,167
IDEX Corp.	11,783	2,622,542
Ingersoll Rand, Inc.(a)	62,072	3,336,991

Security	Shares	Value

Machinery (continued)
ITT, Inc.	13,585	$1,277,941
Lincoln Electric Holdings, Inc.	8,957	1,275,477
Middleby Corp.(a)	8,573	1,564,058
Nordson Corp.	9,040	2,298,058
Oshkosh Corp.	10,646	1,139,122
Otis Worldwide Corp.	66,574	5,346,558
PACCAR, Inc.	52,671	4,720,375
Parker-Hannifin Corp.	19,920	5,908,073
Pentair PLC	25,209	1,864,710
Snap-on, Inc.	8,370	1,701,035
Stanley Black & Decker, Inc.	24,948	4,483,904
Timken Co.	9,419	668,278
Toro Co.	16,359	1,561,794
Westinghouse Air Brake Technologies Corp.	28,155	2,554,503
Woodward, Inc.	8,907	1,006,046
Xylem, Inc.	27,672	3,613,686

		67,284,961

Marine — 0.0%
Kirby Corp.(a)	9,154	479,761

Media — 1.5%
Altice USA, Inc., Class A(a)	33,133	540,068
Cable One, Inc.	826	1,413,459
Discovery, Inc., Class A(a)(b)	25,161	589,774
Discovery, Inc., Class C(a)(b)	49,508	1,116,901
DISH Network Corp., Class A(a)	38,419	1,577,868
Fox Corp., Class A	49,115	1,951,830
Fox Corp., Class B	23,752	877,874
Interpublic Group of Cos., Inc.	60,998	2,230,697
Liberty Broadband Corp., Class A(a)	4,069	654,173
Liberty Broadband Corp., Class C(a)	22,442	3,645,703
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	12,489	621,702
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	25,101	1,237,981
New York Times Co., Class A	25,547	1,394,611
News Corp., Class A	59,759	1,368,481
News Corp., Class B	18,510	417,586
Nexstar Media Group, Inc., Class A	6,061	908,726
Omnicom Group, Inc.	32,929	2,241,806
Sirius XM Holdings, Inc.(b)	141,598	862,332
ViacomCBS, Inc., Class A	1,521	59,213
ViacomCBS, Inc., Class B	90,111	3,263,820

		26,974,605

Metals & Mining — 0.7%
Alcoa Corp.	28,936	1,329,609
Cleveland-Cliffs, Inc.(a)	69,819	1,683,336
Nucor Corp.	45,494	5,079,405
Reliance Steel & Aluminum Co.	9,914	1,449,030
Royal Gold, Inc.	10,326	1,022,481
Steel Dynamics, Inc.	29,674	1,960,858
United States Steel Corp.	42,005	1,108,512

		13,633,231

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	80,694	1,284,648
Annaly Capital Management, Inc.	218,908	1,851,962
New Residential Investment Corp.	64,251	729,891
Starwood Property Trust, Inc.	42,893	1,092,485

		4,958,986

Multi-line Retail — 0.3%
Dollar Tree, Inc.(a)	35,808	3,858,670

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail (continued)
Kohl’s Corp.	24,179	$1,173,407
Nordstrom, Inc.(a)(b)	16,504	474,160
Ollie’s Bargain Outlet Holdings, Inc.(a)	9,541	645,544

		6,151,781

Multi-Utilities — 1.5%
Ameren Corp.	39,443	3,324,650
CenterPoint Energy, Inc.	90,846	2,365,630
CMS Energy Corp.	44,777	2,702,292
Consolidated Edison, Inc.	54,907	4,139,988
DTE Energy Co.	29,839	3,382,251
MDU Resources Group, Inc.	31,579	970,423
NiSource, Inc.	61,686	1,521,793
Public Service Enterprise Group, Inc.	77,960	4,973,848
WEC Energy Group, Inc.	48,782	4,393,307

		27,774,182

Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp.	54,585	580,784
APA Corp.	59,710	1,564,999
Cheniere Energy, Inc.(a)	36,344	3,757,970
Continental Resources, Inc.	9,622	469,650
Coterra Energy, Inc.	125,236	2,670,032
Devon Energy Corp.	103,490	4,147,879
Diamondback Energy, Inc.	28,005	3,001,856
DTE Midstream LLC(a)	14,510	695,900
EQT Corp.(a)	44,243	880,878
Hess Corp.	42,980	3,548,859
HollyFrontier Corp.	22,475	759,655
Marathon Oil Corp.	120,359	1,964,259
Marathon Petroleum Corp.	98,553	6,497,599
New Fortress Energy, Inc.	3,920	117,600
Occidental Petroleum Corp.	130,635	4,380,192
ONEOK, Inc.	68,571	4,362,487
Phillips 66	67,690	5,061,858
Pioneer Natural Resources Co.	33,364	6,238,401
Targa Resources Corp.	34,529	1,887,700
Texas Pacific Land Corp.	905	1,152,671
Valero Energy Corp.	63,116	4,880,760
Williams Cos., Inc.	187,923	5,278,757

		63,900,746

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	14,525	855,958
Sylvamo Corp.(a)	5,414	152,458

		1,008,416

Personal Products(a) — 0.1%
Coty, Inc., Class A	52,084	441,672
Herbalife Nutrition Ltd.	15,721	729,455

		1,171,127

Pharmaceuticals — 0.8%
Catalent, Inc.(a)	24,882	3,430,233
Elanco Animal Health, Inc.(a)	69,255	2,277,104
Jazz Pharmaceuticals PLC(a)	9,357	1,244,855
Nektar Therapeutics(a)	29,190	442,520
Organon & Co.	39,175	1,439,681
Perrigo Co. PLC	20,565	928,510
Royalty Pharma PLC, Class A	50,753	2,006,266
Viatris, Inc.	185,793	2,480,337

		14,249,506

Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	20,654	1,794,007

Security	Shares	Value

Professional Services (continued)
CACI International, Inc., Class A(a)	3,619	$1,040,969
Clarivate PLC(a)	66,527	1,560,058
CoStar Group, Inc.(a)	60,544	5,209,811
Dun & Bradstreet Holdings, Inc.(a)	26,637	501,841
Equifax, Inc.	18,726	5,195,154
FTI Consulting, Inc.(a)(b)	5,251	755,724
IHS Markit Ltd.	57,713	7,544,244
Jacobs Engineering Group, Inc.	19,855	2,788,039
Legalzoom.com, Inc.(a)(b)	2,882	80,811
Leidos Holdings, Inc.	21,673	2,166,867
ManpowerGroup, Inc.	8,499	821,428
Nielsen Holdings PLC	56,301	1,140,095
Robert Half International, Inc.	16,841	1,904,212
Science Applications International Corp.	8,732	783,959
TransUnion	29,599	3,412,469
Verisk Analytics, Inc.	24,534	5,158,764

		41,858,452

Real Estate Management & Development(a) — 0.7%
CBRE Group, Inc., Class A	51,610	5,371,569
Howard Hughes Corp.	6,362	554,321
Jones Lang LaSalle, Inc.	7,805	2,015,485
Opendoor Technologies Inc.	69,457	1,646,825
Zillow Group, Inc., Class A	9,380	991,654
Zillow Group, Inc., Class C	25,914	2,685,468

		13,265,322

Road & Rail — 1.1%
AMERCO	1,421	1,047,263
JB Hunt Transport Services, Inc.	13,091	2,581,414
Kansas City Southern	14,009	4,346,292
Knight-Swift Transportation Holdings, Inc.	24,843	1,408,350
Landstar System, Inc.	6,050	1,063,650
Lyft, Inc., Class A(a)	44,424	2,037,729
Old Dominion Freight Line, Inc.	15,799	5,392,989
Ryder System, Inc.	8,030	682,149
Schneider National, Inc., Class B	6,547	163,282
TuSimple Holdings, Inc., Class A(a)	5,304	207,492
XPO Logistics, Inc.(a)	14,815	1,271,127

		20,201,737

Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems, Inc.(a)	6,143	204,931
Brooks Automation, Inc.	11,415	1,329,277
Cirrus Logic, Inc.(a)	9,215	744,664
Enphase Energy, Inc.(a)	20,381	4,720,851
Entegris, Inc.	20,874	2,938,642
First Solar, Inc.(a)	16,290	1,948,121
Marvell Technology, Inc.	126,613	8,672,991
Microchip Technology, Inc.	83,192	6,163,695
MKS Instruments, Inc.	8,493	1,274,375
Monolithic Power Systems, Inc.	6,927	3,639,861
ON Semiconductor Corp.(a)	64,890	3,119,262
Qorvo, Inc.(a)	17,241	2,900,453
Skyworks Solutions, Inc.	25,492	4,260,478
Teradyne, Inc.	25,823	3,569,772
Universal Display Corp.	6,757	1,237,882
Wolfspeed, Inc.(a)	17,699	2,125,827
Xilinx, Inc.	38,100	6,858,000

		55,709,082

Software — 8.3%
Alteryx, Inc., Class A(a)	9,477	693,622
Anaplan, Inc.(a)	21,969	1,432,598

7

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ANSYS, Inc.(a)	13,461	$5,109,526
Aspen Technology, Inc.(a)	10,582	1,658,094
Avalara, Inc.(a)	12,970	2,329,931
Bentley Systems, Inc., Class B(b)	21,528	1,273,381
Bill.Com Holdings, Inc.(a)	12,220	3,596,468
Black Knight, Inc.(a)	23,130	1,621,644
C3.AI, Inc., Class A(a)(b)	5,236	236,248
Cadence Design Systems, Inc.(a)	42,496	7,356,483
CDK Global, Inc.	18,696	813,650
Ceridian HCM Holding, Inc.(a)(b)	20,122	2,520,280
Citrix Systems, Inc.	18,832	1,783,955
Coupa Software, Inc.(a)	11,339	2,581,890
Crowdstrike Holdings, Inc., Class A(a)(b)	30,464	8,584,755
Datadog, Inc., Class A(a)	35,924	6,001,104
Datto Holding Corp.(a)	3,423	81,810
DocuSign, Inc.(a)	29,483	8,204,824
Dolby Laboratories, Inc., Class A	9,568	845,333
DoubleVerify Holdings, Inc.(a)(b)	2,255	89,140
Dropbox, Inc., Class A(a)	46,763	1,425,804
Duck Creek Technologies, Inc.(a)	10,911	343,696
Dynatrace, Inc.(a)(b)	30,112	2,258,400
Elastic NV(a)	10,614	1,841,635
Everbridge, Inc.(a)	6,037	961,754
Fair Isaac Corp.(a)	4,241	1,688,766
Five9, Inc.(a)	10,474	1,654,997
Fortinet, Inc.(a)	20,720	6,968,965
Guidewire Software, Inc.(a)	13,073	1,643,668
HubSpot, Inc.(a)	6,887	5,580,054
Jamf Holding Corp.(a)(b)	7,827	372,957
Mandiant, Inc.(a)	36,259	632,357
Manhattan Associates, Inc.(a)	9,858	1,789,621
McAfee Corp., Class A	10,428	222,846
N-Able, Inc.(a)	5,165	68,695
nCino, Inc.(a)	8,586	623,859
NCR Corp.(a)	19,485	770,437
New Relic, Inc.(a)	7,893	640,596
NortonLifeLock, Inc.	85,552	2,177,298
Nuance Communications, Inc.(a)	44,262	2,436,623
Nutanix, Inc., Class A(a)	29,790	1,022,095
Palantir Technologies, Inc., Class A(a)	251,332	6,504,472
Palo Alto Networks, Inc.(a)	14,732	7,499,914
Paycom Software, Inc.(a)	7,836	4,292,953
Paycor HCM, Inc.(a)	3,133	101,635
Paylocity Holding Corp.(a)	5,740	1,751,504
Pegasystems, Inc.	6,393	758,977
Procore Technologies, Inc.(a)	1,549	141,656
PTC, Inc.(a)(b)	16,323	2,078,734
RingCentral, Inc., Class A(a)	12,431	3,030,429
Smartsheet, Inc., Class A(a)	18,468	1,274,477
Splunk, Inc.(a)	25,319	4,173,078
SS&C Technologies Holdings, Inc.	34,804	2,765,874
Synopsys, Inc.(a)	23,453	7,814,071
Teradata Corp.(a)	17,339	980,694
Trade Desk, Inc., Class A(a)	65,815	4,930,202
Tyler Technologies, Inc.(a)	6,156	3,344,062
Unity Software, Inc.(a)	22,779	3,446,690
Zendesk, Inc.(a)	18,402	1,873,324
Zscaler, Inc.(a)	11,855	3,780,085

		152,482,690

Specialty Retail — 3.0%
Advance Auto Parts, Inc.	10,182	2,296,245

Security	Shares	Value

Specialty Retail (continued)
AutoNation, Inc.(a)	6,911	$837,060
AutoZone, Inc.(a)	3,326	5,936,378
Bath & Body Works, Inc.	37,336	2,579,544
Best Buy Co., Inc.	38,645	4,723,965
Burlington Stores, Inc.(a)	10,254	2,833,078
CarMax, Inc.(a)	25,230	3,454,492
Carvana Co.(a)	11,917	3,612,996
Dick’s Sporting Goods, Inc.	9,738	1,209,557
Five Below, Inc.(a)	8,415	1,660,279
Floor & Decor Holdings, Inc., Class A(a)	15,906	2,161,944
Foot Locker, Inc.	14,191	676,485
GameStop Corp., Class A(a)(b)	9,827	1,803,353
Gap, Inc.	31,450	713,601
Leslie’s, Inc.(a)	20,999	434,259
Lithia Motors, Inc.	4,579	1,461,708
O’Reilly Automotive, Inc.(a)	10,538	6,558,008
Penske Automotive Group, Inc.	4,751	503,844
Petco Health & Wellness Co., Inc.(a)	8,465	209,339
RH(a)	2,685	1,771,107
Tractor Supply Co.	17,796	3,864,757
Ulta Beauty, Inc.(a)	8,245	3,028,883
Victoria’s Secret & Co.(a)	11,969	604,075
Vroom, Inc.(a)(b)	19,139	366,129
Williams-Sonoma, Inc.	11,410	2,119,179

		55,420,265

Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	201,102	2,946,144
HP, Inc.	185,916	5,638,832
NetApp, Inc.	34,402	3,072,099
Pure Storage, Inc., Class A(a)	41,818	1,123,231
Western Digital Corp.(a)	47,007	2,457,996
Xerox Holdings Corp.	22,677	403,651

		15,641,953

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	23,328	1,241,983
Carter’s, Inc.	6,498	640,183
Columbia Sportswear Co.	6,408	665,407
Deckers Outdoor Corp.(a)	4,275	1,689,950
Hanesbrands, Inc.	54,888	935,291
Lululemon Athletica, Inc.(a)	17,630	8,215,756
PVH Corp.(a)	11,064	1,209,627
Ralph Lauren Corp.	7,429	944,746
Skechers USA, Inc., Class A(a)	20,010	924,662
Tapestry, Inc.	42,571	1,659,418
Under Armour, Inc., Class A(a)	28,340	622,346
Under Armour, Inc., Class C(a)	30,311	572,272
VF Corp.	50,049	3,647,571

		22,969,212

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	54,130	874,741
New York Community Bancorp, Inc.	68,820	855,433
Rocket Cos., Inc., Class A	23,118	380,985
TFS Financial Corp.	6,973	135,694
UWM Holdings Corp.	14,183	96,444

		2,343,297

Trading Companies & Distributors — 1.0%
Air Lease Corp.	17,273	691,784
Core & Main, Inc., Class A(a)(b)	5,351	146,403
Fastenal Co.	88,689	5,062,368
MSC Industrial Direct Co., Inc., Class A	6,810	572,517

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)	6,812	$1,600,547
United Rentals, Inc.(a)	11,177	4,237,312
Univar Solutions, Inc.(a)	25,626	655,513
W.W. Grainger, Inc.	7,216	3,341,802
Watsco, Inc.	5,098	1,476,279

		17,784,525

Water Utilities — 0.4%
American Water Works Co., Inc.	28,066	4,888,536
Essential Utilities, Inc.	34,228	1,611,112

		6,499,648

Total Common Stocks — 97.7% (Cost: $1,065,821,513)		1,801,023,237

Investment Companies

Equity Funds — 1.2%
iShares Russell Mid-Cap ETF(c)	274,513	22,770,853

Total Investment Companies — 1.2% (Cost: $20,896,890)		22,770,853

Total Long-Term Investments — 98.9% (Cost: $1,086,718,403)		1,823,794,090

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	17,999,158	$18,008,158
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)(d)	13,434,912	13,434,912

Total Short-Term Securities — 1.7% (Cost: $31,443,070)		31,443,070

Total Investments — 100.6% (Cost: $1,118,161,473)		1,855,237,160

Liabilities in Excess of Other Assets — (0.6)%		(11,831,216)

Net Assets — 100.0%		$1,843,405,944

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,678,418	$—		$(10,670,260	)(a)	$8,095	$(8,095)	$18,008,158	17,999,158	$18,179	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,820,501	1,614,411	(a)	—		—	—	13,434,912	13,434,912	165		—
iShares Russell Mid-Cap ETF	12,977,513	36,502,296		(27,077,881)		(298,138)	667,063	22,770,853	274,513	67,594		—

						$(290,043)	$658,968	$54,213,923		$85,938		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	24	12/17/21	$5,516	$191,104
S&P Mid 400 E-Mini Index	33	12/17/21	9,205	281,396

				$472,500

9

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$18,874,393	$—	$—	$18,874,393
Air Freight & Logistics	6,541,254	—	—	6,541,254
Airlines	14,443,561	—	—	14,443,561
Auto Components	12,690,799	—	—	12,690,799
Automobiles	1,711,250	—	—	1,711,250
Banks	59,734,239	—	—	59,734,239
Beverages	4,306,874	—	—	4,306,874
Biotechnology	30,438,101	—	—	30,438,101
Building Products	32,639,965	—	—	32,639,965
Capital Markets	72,493,654	—	—	72,493,654
Chemicals	45,884,005	—	—	45,884,005
Commercial Services & Supplies	20,868,543	—	—	20,868,543
Communications Equipment	17,229,768	—	—	17,229,768
Construction & Engineering	5,550,247	—	—	5,550,247
Construction Materials	8,587,064	—	—	8,587,064
Consumer Finance	17,087,930	—	—	17,087,930
Containers & Packaging	25,400,319	69,028	—	25,469,347
Distributors	8,204,052	—	—	8,204,052
Diversified Consumer Services	7,132,044	—	—	7,132,044
Diversified Financial Services	3,096,749	—	—	3,096,749
Diversified Telecommunication Services	2,034,488	—	—	2,034,488
Electric Utilities	36,211,777	—	—	36,211,777
Electrical Equipment	28,542,177	—	—	28,542,177
Electronic Equipment, Instruments & Components	42,056,134	—	—	42,056,134
Energy Equipment & Services	7,130,347	—	—	7,130,347
Entertainment	21,894,490	—	—	21,894,490
Equity Real Estate Investment Trusts (REITs)	129,591,006	—	—	129,591,006
Food & Staples Retailing	7,920,950	—	—	7,920,950
Food Products	36,630,171	—	—	36,630,171
Gas Utilities	4,025,792	—	—	4,025,792
Health Care Equipment & Supplies	59,867,794	—	—	59,867,794
Health Care Providers & Services	30,932,897	—	—	30,932,897
Health Care Technology	14,916,856	—	—	14,916,856

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$63,701,580	$—	$—	$63,701,580
Household Durables	26,170,356	—	—	26,170,356
Household Products	7,212,069	—	—	7,212,069
Independent Power and Renewable Electricity Producers	4,798,639	—	—	4,798,639
Insurance	67,162,063	—	—	67,162,063
Interactive Media & Services	19,724,486	—	—	19,724,486
Internet & Direct Marketing Retail	12,773,509	—	—	12,773,509
IT Services	66,018,275	—	—	66,018,275
Leisure Products	10,391,989	—	—	10,391,989
Life Sciences Tools & Services	56,568,068	—	—	56,568,068
Machinery	67,284,961	—	—	67,284,961
Marine	479,761	—	—	479,761
Media	26,974,605	—	—	26,974,605
Metals & Mining	13,633,231	—	—	13,633,231
Mortgage Real Estate Investment Trusts (REITs)	4,958,986	—	—	4,958,986
Multi-line Retail	6,151,781	—	—	6,151,781
Multi-Utilities	27,774,182	—	—	27,774,182
Oil, Gas & Consumable Fuels	63,900,746	—	—	63,900,746
Paper & Forest Products	1,008,416	—	—	1,008,416
Personal Products	1,171,127	—	—	1,171,127
Pharmaceuticals	14,249,506	—	—	14,249,506
Professional Services	41,858,452	—	—	41,858,452
Real Estate Management & Development	13,265,322	—	—	13,265,322
Road & Rail	20,201,737	—	—	20,201,737
Semiconductors & Semiconductor Equipment	55,709,082	—	—	55,709,082
Software	152,482,690	—	—	152,482,690
Specialty Retail	55,420,265	—	—	55,420,265
Technology Hardware, Storage & Peripherals	15,641,953	—	—	15,641,953
Textiles, Apparel & Luxury Goods	22,969,212	—	—	22,969,212
Thrifts & Mortgage Finance	2,343,297	—	—	2,343,297
Trading Companies & Distributors	17,784,525	—	—	17,784,525
Water Utilities	6,499,648	—	—	6,499,648
Investment Companies	22,770,853	—	—	22,770,853
Short-Term Securities
Money Market Funds	31,443,070	—	—	31,443,070

	$1,855,168,132	$69,028	$—	$1,855,237,160

Derivative Financial Instruments(a)
Assets
Equity Contracts	$472,500	$—	$—	$472,500

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

11